Intangible assets, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Intangible assets, net (Details) [Line Items]
Carrying amount of intangible assets	$ 369,760	$ 369,760	$ 319,361	$ 310,965
Bottom of range [member]
Intangible assets, net (Details) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		10 years
Top of range [member]
Intangible assets, net (Details) [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		30 years
Brand [Member]
Intangible assets, net (Details) [Line Items]
Carrying amount of intangible assets	253,000	$ 253,000	253,000	253,000
Customer relationships [Member]
Intangible assets, net (Details) [Line Items]
Carrying amount of intangible assets	$ 20,267	20,267	26,667	33,067
Amortized useful lives	ten years
Brands and logos [Member]
Intangible assets, net (Details) [Line Items]
Carrying amount of intangible assets	$ 626	$ 626	$ 808	$ 3,668